Separate Financial Information of Guarantor Subsidiaries Narrative (Details) - Bonds - USD ($) $ in Thousands	Sep. 30, 2017	Apr. 18, 2017
Debt Instrument
Face amount		$ 300,000
Interest rate, stated percentage	5.625%	5.625%